HIGH INCOME PORTFOLIO AS OF MARCH 31, 2000

PORTFOLIO OF INVESTMENTS

(EXPRESSED IN UNITED STATES DOLLARS)

CORPORATE BONDS & NOTES -- 82.5%

                                                 PRINCIPAL
                                                 AMOUNT
SECURITY                                         (000'S OMITTED)  VALUE
--------------------------------------------------------------------------------
Aerospace and Defense -- 0.7%
--------------------------------------------------------------------------------
Dunlop Stand Aero Holdings, Sr. Notes,
11.875%, 5/15/09                                    $  3,900      $    3,958,500
Transdigm, Inc., 10.375%, 12/1/08                      4,800           3,864,000
--------------------------------------------------------------------------------
                                                                  $    7,822,500
--------------------------------------------------------------------------------
Apparel -- 0.7%
--------------------------------------------------------------------------------
Coyne International Enterprises, Sr.
Sub. Notes, 11.25%, 6/1/08                          $  2,525      $    2,057,875
William Carter Co., Sr. Sub. Notes,
10.375%, 12/1/06                                       7,985           6,747,325
--------------------------------------------------------------------------------
                                                                  $    8,805,200
--------------------------------------------------------------------------------
Auto and Parts -- 0.6%
--------------------------------------------------------------------------------
J.L. French Automative Casting,
11.50%, 6/1/09                                      $  6,225      $    6,131,625
Talon Automotive Group, Sr. Sub. Notes,
9.625%, 5/1/08                                         1,100             544,500
--------------------------------------------------------------------------------
                                                                  $    6,676,125
--------------------------------------------------------------------------------
Broadcasting and Cable -- 10.9%
--------------------------------------------------------------------------------
Charter Communication Holdings LLC, Sr.
Disc. Notes, 11.75% (0% until 2005),
1/15/10(1)                                          $  5,250      $    2,920,312
Charter Communication Holdings LLC, Sr.
Notes, 8.625%, 4/1/09                                  5,250           4,659,375
Diamond Cable Communications Co., Sr.
Disc. Notes, 11.75% (0% until 2000),
12/15/05                                               3,000           2,880,000
EchoStar DBS Corp., Sr. Notes,
9.375%, 2/1/09                                         3,250           3,152,500
Golden Sky DBS, Inc., Sr. Disc. Notes,
13.50% (0% until 2004), 3/1/07                        11,445           7,725,375
Golden Sky Systems, 12.375%, 8/1/06                    7,865           8,690,825
Muzak Holdings LLC, 9.875%, 3/15/09                    3,400           3,281,000
Muzak Holdings LLC, Sr. Disc. Notes,
13.00% (0% until 2004), 3/15/10                        6,563           3,740,910
NTL Communications Corp., Sr. Notes,
9.25%, 11/15/06(1)                        EUR          3,500           3,303,912
NTL Communications Corp., Sr. Notes,
9.875%, 11/15/09(1)                       EUR          5,900           5,512,908
NTL Communications Corp., Sr. Notes,
11.50%, 10/1/08                                       11,600          11,832,000
NTL Communications Corp., Sr. Notes,
12.375% (0% until 2003), 10/1/08                       2,175           1,408,312
                                                 PRINCIPAL
                                                 AMOUNT
SECURITY                                         (000'S OMITTED)  VALUE
--------------------------------------------------------------------------------

Broadcasting and Cable (continued)
--------------------------------------------------------------------------------
Ono Finance PLC, 13.00%, 5/1/09(1)                  $ 10,870      $   11,033,050
Ono Finance PLC, 13.00%, 5/1/09(1)        EUR          3,800           3,823,816
Pegasus Communications Corp., Sr. Notes,
12.50%, 8/1/07(1)                                      6,410           6,954,850
RCN Corp., Sr. Disc. Notes, 9.80% (0%
until 2003), 2/15/08                                   2,250           1,316,250
Telemundo Holdings, Inc., Sr. Disc.
Notes, 11.50% (0% until 2003), 8/15/08                 9,050           5,859,875
Telewest Communication PLC, Debs.,
9.625%, 10/1/06                                          640             620,800
Telewest Communication PLC, Debs.,
11.00% (0% until 2000), 10/1/07                        9,390           8,826,600
Telewest Communication PLC, Sr. Disc.
Notes, 9.25% (0% until 2004), 4/15/09(1)               3,600           2,106,000
Telewest Communication PLC, Sr. Disc.
Notes, 9.875% (0% until 2004),
4/15/09(1)                                GBP          5,575           5,514,500
Telewest Communication PLC, Sr. Notes,
9.875%, 2/1/10(1)                         GBP          2,725           4,314,859
United Pan-Europe Communications, Sr.
Disc. Notes, 13.375% (0% until 2004),
11/1/09(1)                                            18,750           9,656,250
United Pan-Europe Communications, Sr.
Notes, 10.875%, 11/1/07(1)                EUR          2,250           2,140,115
United Pan-Europe Communications, Sr.
Notes, 11.25%, 11/1/09(1)                 EUR          6,540           6,236,271
United Pan-Europe Communications, Sr.
Notes, 11.25%, 2/1/10(1)                               2,125           2,050,625
--------------------------------------------------------------------------------
                                                                  $  129,561,290
--------------------------------------------------------------------------------
Business Services - Miscellaneous -- 1.7%
--------------------------------------------------------------------------------
AP Holdings, Inc., Sr. Disc. Notes,
11.25% (0% until 2003), 3/15/08                     $  8,550      $    1,752,750
Apcoa, Inc., Guaranteed Sr. Sub. Notes,
9.25%, 3/15/08                                         3,320           1,846,750
Federal Data Corp., Sr. Sub. Notes,
10.125%, 8/1/05                                        4,740           3,092,850
Intertek Finance PLC, Sr. Sub. Notes,
10.25%, 11/1/06                                        5,600           4,676,000
Richmont Marketing Special,
10.125%, 12/15/07                                     17,770           9,329,250
--------------------------------------------------------------------------------
                                                                  $   20,697,600
--------------------------------------------------------------------------------
Business Services - Rental & Leasing -- 3.0%
--------------------------------------------------------------------------------
Anthony Crane Rental LP, Guaranteed Sr.
Notes, 10.375%, 8/1/08                              $  4,000      $    3,220,000

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH INCOME PORTFOLIO AS OF MARCH 31, 2000

PORTFOLIO OF INVESTMENTS CONT'D

(EXPRESSED IN UNITED STATES DOLLARS)

                                                 PRINCIPAL
                                                 AMOUNT
SECURITY                                         (000'S OMITTED)  VALUE
--------------------------------------------------------------------------------

Business Services - Rental & Leasing (continued)
--------------------------------------------------------------------------------
NationsRent, Inc., Guaranteed Sr. Sub.
Notes, 10.375%, 12/15/08                            $  4,600      $    4,128,500
Neff Corp., 10.25%, 6/1/08                             4,050           3,594,375
Neff Corp., Guaranteed Sr. Sub. Notes,
10.25%, 6/1/08                                         6,150           5,458,125
Spectrasite Holdings, Inc., Sr. Disc.
Notes, 11.25% (0% until 2004), 4/15/09                13,700           7,124,000
Spectrasite Holdings, Inc., Sr. Disc.
Notes, 12.00% (0% until 2003), 7/15/08                 6,350           3,841,750
Spectrasite Holdings, Inc., Sr. Disc.
Notes, 12.875% (0% until 2005),
3/15/10(1)                                             6,870           3,589,575
Spectrasite Holdings, Inc., Sr. Notes,
10.75%, 3/15/10(1)                                     5,100           4,857,750
--------------------------------------------------------------------------------
                                                                  $   35,814,075
--------------------------------------------------------------------------------
Chemicals -- 0.8%
--------------------------------------------------------------------------------
Huntsman Corp., Sr. Sub. Notes,
9.50%, 7/1/07(1)                                    $  1,000      $      917,500
PCI Chemicals Canada, Inc.,
9.25%, 10/15/07                                        3,500           2,887,500
Sterling Chemicals Holdings, Inc., Sr.
Sub. Notes, 11.25%, 4/1/07                               250             204,375
Sterling Chemicals Holdings, Inc., Sr.
Sub. Notes, 11.75%, 8/15/06                            5,750           4,887,500
--------------------------------------------------------------------------------
                                                                  $    8,896,875
--------------------------------------------------------------------------------
Consumer Products -- 0.8%
--------------------------------------------------------------------------------
Amscan Holdings, Inc., Sr. Sub. Notes,
9.875%, 12/15/07                                    $  4,480      $    3,920,000
Glenoit Corp., Sr. Sub. Notes,
11.00%, 4/15/07                                        9,000           2,565,000
Icon Health and Fitness, Inc.,
12.00%, 9/27/05(1)                                     1,421             781,440
Polaroid Corp., Sr. Notes,
11.50%, 2/15/06                                        2,500           2,562,500
--------------------------------------------------------------------------------
                                                                  $    9,828,940
--------------------------------------------------------------------------------
Containers and Packaging -- 0.2%
--------------------------------------------------------------------------------
Consumers International, Inc., Sr.
Notes, 10.25%, 4/1/05                               $  3,935      $    2,695,475
--------------------------------------------------------------------------------
                                                                  $    2,695,475
--------------------------------------------------------------------------------
Drugs -- 1.3%
--------------------------------------------------------------------------------
King Pharmaceutical, Inc.,
10.75%, 2/15/09                                     $  4,750      $    4,726,250
                                                 PRINCIPAL
                                                 AMOUNT
SECURITY                                         (000'S OMITTED)  VALUE
--------------------------------------------------------------------------------

Drugs (continued)
--------------------------------------------------------------------------------
Warner Chilcott, Inc.,
12.625%, 2/15/08(1)                                 $ 10,275      $   10,146,562
--------------------------------------------------------------------------------
                                                                  $   14,872,812
--------------------------------------------------------------------------------
Electronic Equipment -- 1.2%
--------------------------------------------------------------------------------
Cherokee International, Sr. Sub. Notes,
10.50%, 5/1/09                                      $  4,875      $    4,034,062
Viasystems, Inc., Sr. Sub. Notes,
9.75%, 6/1/07                                          3,600           3,042,000
Viasystems, Inc., Sr. Sub. Notes, Series
B, 9.75%, 6/1/07                                       3,565           3,012,425
Wavetek Corp., Sr. Sub. Notes,
10.125%, 6/15/07                                       3,360           3,712,800
--------------------------------------------------------------------------------
                                                                  $   13,801,287
--------------------------------------------------------------------------------
Entertainment -- 1.7%
--------------------------------------------------------------------------------
Loews Cineplex Entertainment Corp., Sr.
Sub. Notes, 8.875%, 8/1/08                          $  1,000      $      635,000
Marvel Enterprise, Inc.,
12.00%, 6/15/09                                       12,725          10,879,875
Premier Parks, Inc., Sr. Notes,
9.75%, 6/15/07                                         1,625           1,529,531
Regal Cinemas, Inc., Sr. Sub. Notes,
8.875%, 12/15/10                                      10,905           4,089,375
Regal Cinemas, Inc., Sr. Sub. Notes,
9.50%, 6/1/08                                          7,925           3,368,125
--------------------------------------------------------------------------------
                                                                  $   20,501,906
--------------------------------------------------------------------------------
Financial Services -- 0.4%
--------------------------------------------------------------------------------
Willis Corroon Corp., 9.00%, 2/1/09                 $  6,400      $    4,768,000
--------------------------------------------------------------------------------
                                                                  $    4,768,000
--------------------------------------------------------------------------------
Foods -- 2.8%
--------------------------------------------------------------------------------
B & G Foods, Inc., Sub. Notes,
9.625%, 8/1/07                                      $  7,445      $    6,067,675
Del Monte Corp., Sr. Notes,
12.25%, 4/15/07                                        9,979          10,477,950
Del Monte Foods Co., Sr. Disc. Notes,
12.50% (0% until 2002), 12/15/07                       3,515           2,636,250
Luigino's, Inc., Sr. Sub. Notes,
10.00%, 2/1/06                                         3,175           2,651,125
Premier International Foods, Sr. Notes,
12.00%, 9/1/09(1)                                     12,562          11,871,090
--------------------------------------------------------------------------------
                                                                  $   33,704,090
--------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH INCOME PORTFOLIO AS OF MARCH 31, 2000

PORTFOLIO OF INVESTMENTS CONT'D

(EXPRESSED IN UNITED STATES DOLLARS)

                                                 PRINCIPAL
                                                 AMOUNT
SECURITY                                         (000'S OMITTED)  VALUE
--------------------------------------------------------------------------------
Health Services -- 0.2%
--------------------------------------------------------------------------------
Lifepoint Hospitals Holding,
10.75%, 5/15/09                                     $  2,820      $    2,834,100
--------------------------------------------------------------------------------
                                                                  $    2,834,100
--------------------------------------------------------------------------------
Information Technology Services -- 8.9%
--------------------------------------------------------------------------------
Covad Communication Group, Sr. Notes,
12.00%, 2/15/10(1)                                  $ 14,375      $   13,153,124
Cybernet Internet Services
International, Inc., Sr. Notes,
14.00%, 7/1/09                                         4,825           3,787,625
Diva Systems Corp., Sr. Notes, 12.625%
(0% until 2003), 3/1/08                                9,000           5,175,000
Equinix, Inc., 13.00%, 12/1/07                         4,500           4,702,500
Exodus Communications, Inc., Sr. Notes,
10.75%, 12/15/09                                       2,938           2,923,310
Exodus Communications, Inc., Sr. Notes,
10.75%, 12/15/09(1)                       EUR          1,156           1,152,167
Exodus Communications, Inc., Sr. Notes,
11.25%, 7/1/08                                         9,835           9,835,000
Globix Corp., Sr. Notes,
12.50%, 2/1/10(1)                                     10,600           9,805,000
IPC Information Systems, Sr. Disc.
Notes, 10.875% (0% until 2001), 5/1/08                 7,000           6,116,250
Northpoint Communication Group, Inc.,
12.875%, 2/15/10(1)                                   14,625          13,089,375
PSINet, Inc., Sr. Notes,
10.50%, 12/1/06(1)                                     1,500           1,440,000
PSINet, Inc., Sr. Notes,
10.50%, 12/1/06(1)                        EUR          2,850           2,758,610
PSINet, Inc., Sr. Notes, 11.00%, 8/1/09                8,200           7,995,000
PSINet, Inc., Sr. Notes, 11.00%, 8/1/09   EUR          3,000           2,903,800
PSINet, Inc., Sr. Notes,
11.50%, 11/1/08                                        6,100           6,130,500
Rhythms NetConnections, Sr. Notes,
14.00%, 2/15/10(1)                                     6,000           5,190,000
Verio, Inc., Sr. Notes,
10.625%, 11/15/09(1)                                   5,500           5,362,500
Verio, Inc., Sr. Notes, 11.25%, 12/1/08                1,000             995,000
Verio, Inc., Sr. Notes, 13.50%, 6/15/04                3,200           3,452,000
--------------------------------------------------------------------------------
                                                                  $  105,966,761
--------------------------------------------------------------------------------
Lodging and Gaming -- 5.1%
--------------------------------------------------------------------------------
HMH Properties, 7.875%, 8/1/08                      $  3,988      $    3,379,830
Hollywood Casino Corp., 11.25%, 5/1/07                 3,350           3,366,750
Hollywood Casino Corp., 12.414%, 5/1/06                6,925           7,167,375
Hollywood Casino Corp., First Mortgage
Bonds, 13.00%, 8/1/06(1)                               8,150           8,679,750
Horseshoe Gaming Holding Corp.,
8.625%, 5/15/09                                           63              57,803
Majestic Star LLC, 10.875%, 7/1/06                     7,000           6,545,000
                                                 PRINCIPAL
                                                 AMOUNT
SECURITY                                         (000'S OMITTED)  VALUE
--------------------------------------------------------------------------------

Lodging and Gaming (continued)
--------------------------------------------------------------------------------
Mandalay Resort Group, Sr. Sub. Notes,
9.25%, 12/1/05                                      $  3,250      $    3,103,750
Sun International Hotels,
8.625%, 12/15/07                                       8,500           7,777,500
Sun International Hotels, Sr. Sub.
Notes, 9.00%, 3/15/07                                  6,975           6,312,375
Trump Atlantic City Associates, Inc.,
11.25%, 5/1/06                                         5,437           3,656,383
Waterford Gaming LLC, Sr. Notes,
9.50%, 3/15/10(1)                                     10,252           9,790,660
--------------------------------------------------------------------------------
                                                                  $   59,837,176
--------------------------------------------------------------------------------
Manufacturing -- 0.6%
--------------------------------------------------------------------------------
Roller Bearing Holdings Co., Sr. Disc.
Notes, 13.00% (0% until 2002),
6/15/09(1)                                          $ 12,875      $    6,727,188
--------------------------------------------------------------------------------
                                                                  $    6,727,188
--------------------------------------------------------------------------------
Oil and Gas - Equipment and Services -- 1.9%
--------------------------------------------------------------------------------
DI Industries, Inc., (Grey Wolf, Inc.),
Sr. Notes, 8.875%, 7/1/07                           $  8,524      $    7,756,840
Grant Geophysical, Inc., Sr. Notes,
9.75%, 2/15/08                                         4,000           2,540,000
R&B Falcon Corp., 9.50%, 12/15/08                        840             810,600
R&B Falcon Corp., 10.25%, 5/15/03                      3,250           3,217,500
RBF Finance Co., 11.375%, 3/15/09                      2,900           3,088,500
Universal Compression, Inc., Sr. Disc.
Notes, 9.875% (0% until 2003), 2/15/08                 9,400           5,405,000
--------------------------------------------------------------------------------
                                                                  $   22,818,440
--------------------------------------------------------------------------------
Oil and Gas - Exploration and Development -- 0.5%
--------------------------------------------------------------------------------
Comstock Resources, Inc., 11.25%, 5/1/07            $  5,850      $    5,703,750
--------------------------------------------------------------------------------
                                                                  $    5,703,750
--------------------------------------------------------------------------------
Oil and Gas - Exploration and Production -- 2.0%
--------------------------------------------------------------------------------
Chesapeake Energy Corp., 9.125%, 4/15/06            $  4,000      $    3,560,000
Chesapeake Energy Corp., Sr. Notes,
7.875%, 3/15/04                                        1,320           1,181,400
Chesapeake Energy Corp., Sr. Notes,
8.50%, 3/15/12                                         8,480           6,911,200
Energy Corp. of America, Sr. Sub. Notes,
9.50%, 5/15/07                                         2,340           1,696,500
Gothic Production Corp.,
11.125%, 5/1/05                                        6,500           5,557,500
Plains Resources, Inc., Sr. Sub. Notes,
10.25%, 3/15/06                                          750             723,750

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH INCOME PORTFOLIO AS OF MARCH 31, 2000

PORTFOLIO OF INVESTMENTS CONT'D

(EXPRESSED IN UNITED STATES DOLLARS)

                                                 PRINCIPAL
                                                 AMOUNT
SECURITY                                         (000'S OMITTED)  VALUE
--------------------------------------------------------------------------------

Oil and Gas - Exploration and Production (continued)
--------------------------------------------------------------------------------
Plains Resources, Inc., Sr. Sub. Notes,
10.25%, 3/15/06(1)                                  $  3,750      $    3,618,750
--------------------------------------------------------------------------------
                                                                  $   23,249,100
--------------------------------------------------------------------------------
Oil and Gas - Refining -- 0.1%
--------------------------------------------------------------------------------
Western Gas Resources, 10.00%, 6/15/09              $  1,050      $    1,065,750
--------------------------------------------------------------------------------
                                                                  $    1,065,750
--------------------------------------------------------------------------------
Packaging -- 0.5%
--------------------------------------------------------------------------------
Clondalkin Industries, Sr. Notes,
10.625%, 1/15/10(1)                       EUR            375      $      368,366
IFCO Systems NV, Sr. Sub. Notes,
10.625%, 3/15/10(1)                       EUR          3,022           2,983,018
Kappa Beheer BV, 10.625%, 7/15/09         EUR          2,500           2,560,591
--------------------------------------------------------------------------------
                                                                  $    5,911,975
--------------------------------------------------------------------------------
Paper and Forest Products -- 0.3%
--------------------------------------------------------------------------------
Indah Kiat Finance Mauritius, Sr. Unsec.
Notes, 10.00%, 7/1/07                               $  3,400      $    2,380,000
Pindo Deli Finance Mauritius, Ltd.,
Guaranteed Sr. Notes, 10.75%, 10/1/07                  2,400           1,722,000
--------------------------------------------------------------------------------
                                                                  $    4,102,000
--------------------------------------------------------------------------------
Printing and Business Products -- 1.7%
--------------------------------------------------------------------------------
MDC Communications Corp., Sr. Sub.
Notes, 10.50%, 12/1/06                              $ 15,600      $   14,976,000
Merrill Corp., 12.00%, 5/1/09(1)                       5,250           5,066,250
--------------------------------------------------------------------------------
                                                                  $   20,042,250
--------------------------------------------------------------------------------
Publishing -- 0.6%
--------------------------------------------------------------------------------
American Lawyer Media Corp., Sr. Disc.
Notes, 12.25% (0% to 2002), 12/15/08                $  2,920      $    1,876,100
Von Hoffman Press, Inc., Sr. Sub. Notes,
10.875%, 5/15/07(1)                                    5,095           4,814,775
--------------------------------------------------------------------------------
                                                                  $    6,690,875
--------------------------------------------------------------------------------
Restaurants -- 0.8%
--------------------------------------------------------------------------------
AFC Enterprises, Inc., Sr. Sub Notes,
10.25%, 5/15/07                                     $  9,600      $    9,360,000
--------------------------------------------------------------------------------
                                                                  $    9,360,000
--------------------------------------------------------------------------------
                                                 PRINCIPAL
                                                 AMOUNT
SECURITY                                         (000'S OMITTED)  VALUE
--------------------------------------------------------------------------------
Retail - Food and Drug -- 1.5%
--------------------------------------------------------------------------------
Pantry, Inc., Sr. Sub. Notes,
10.25%, 10/15/07                                    $ 13,105      $   11,597,925
Pathmark Stores, Inc., Sr. Sub. Notes,
9.625%, 5/1/03                                         9,000           6,525,000
--------------------------------------------------------------------------------
                                                                  $   18,122,925
--------------------------------------------------------------------------------
Retail - General -- 2.2%
--------------------------------------------------------------------------------
Advance Holding Corp., Sr. Debs.,
12.875% (0% until 2003), 4/15/09                    $  4,000      $    1,985,000
Advance Stores Co., Inc., Sr. Sub.
Notes, 10.25%, 4/15/08                                 8,400           6,678,000
Ames Department Stores, Sr. Notes,
10.00%, 4/15/06                                        6,400           6,016,000
Kindercare Learning Ctrs., Inc., Sr.
Sub. Notes, 9.50%, 2/15/09                             7,900           7,228,500
Tuesday Morning Corp., Sr. Sub. Notes,
11.00%, 12/15/07                                       4,057           4,036,715
--------------------------------------------------------------------------------
                                                                  $   25,944,215
--------------------------------------------------------------------------------
Semiconductors -- 1.8%
--------------------------------------------------------------------------------
Amkor Technologies, Inc., Sr. Notes,
9.25%, 5/1/06                                       $  1,600      $    1,552,000
Asat Finance LLC, 12.50%, 11/1/06(1)                   2,350           2,479,250
Asat Finance LLC, 12.50%, 11/1/06(1)                   6,350           7,588,250
Intersil Corp., 13.25%, 8/15/09                          815             929,100
SCG Holding Corp., 12.00%, 8/1/09                      8,250           8,868,750
--------------------------------------------------------------------------------
                                                                  $   21,417,350
--------------------------------------------------------------------------------
Transportation -- 1.3%
--------------------------------------------------------------------------------
Budget Group, Inc., Sr. Notes,
9.125%, 4/1/06                                      $  7,760      $    6,246,800
MTL, Inc., Variable rate, 6/15/06                      1,600           1,336,000
Pacer International, Inc.,
11.75%, 6/1/07                                         7,544           7,506,280
--------------------------------------------------------------------------------
                                                                  $   15,089,080
--------------------------------------------------------------------------------
Waste Management -- 0.4%
--------------------------------------------------------------------------------
Stericycle, Inc., 12.375%, 11/15/09                 $  4,400      $    4,532,000
--------------------------------------------------------------------------------
                                                                  $    4,532,000
--------------------------------------------------------------------------------
Wireless Communication Services -- 7.3%
--------------------------------------------------------------------------------
Airgate PCS, Inc., 13.50% (0% until
2004), 10/1/09                                      $  2,000      $    1,110,000

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH INCOME PORTFOLIO AS OF MARCH 31, 2000

PORTFOLIO OF INVESTMENTS CONT'D

(EXPRESSED IN UNITED STATES DOLLARS)

                                                 PRINCIPAL
                                                 AMOUNT
SECURITY                                         (000'S OMITTED)  VALUE
--------------------------------------------------------------------------------

Wireless Communication Services (continued)
--------------------------------------------------------------------------------
Alamosa PCS Holdings, Inc., 12.875% (0%
until 2005), 2/15/10                                $ 11,625      $    5,696,250
Clearnet Communications, Inc.,
10.125%, 7/7/07(1)                                     4,500           4,500,000
Dolphin Telecom PLC, Sr. Disc. Notes,
14.00% (0% until 2004), 5/15/09                       13,375           5,015,625
Leap Wireless, 12.50%, 4/15/10(1)                      7,500           7,537,500
Nextel Communications, Inc., Sr. Disc.
Notes, 10.65% (0% until 2002), 9/15/07                 4,540           3,325,550
Nextel Communications, Inc., Sr. Notes,
9.375%, 11/15/09                                      15,285          14,138,625
Nextel International, Inc., Sr. Disc.
Notes, 12.125% (0% until 2003), 4/15/08                2,250           1,400,625
Nextel Partners, Inc., Sr. Notes,
11.00%, 3/15/10(1)                                     7,925           7,707,063
PTC International Finance II SA,
11.25%, 12/1/09(1)                                     1,875           1,912,500
PTC International Finance II SA,
11.25%, 12/1/09(1)                        EUR          3,375           3,426,093
TeleCorp PCS, Inc., 8.50%, 10/15/09                    6,500           5,070,000
Teligent, Inc., Sr. Notes,
11.50%, 12/1/07                                       11,750          10,633,750
US Unwired, Inc., Sr. Disc. Notes,
13.375% (0% until 2004), 11/1/09(1)                    4,400           2,365,000
Winstar Communications, Inc., Sr. Disc.
Notes, 14.00% (0% until 2000), 10/15/05               12,150          12,453,750
--------------------------------------------------------------------------------
                                                                  $   86,292,331
--------------------------------------------------------------------------------
Wireline Communication Services -
International -- 12.9%
--------------------------------------------------------------------------------
Call-Net Enterprises, Inc., Sr. Notes,
8.00%, 8/15/08                                      $  4,000      $    2,820,000
Call-Net Enterprises, Inc., Sr. Notes,
9.375%, 5/15/09                                        1,062             801,810
Carrier1 International SA, Sr. Notes,
13.25%, 2/15/09                                       16,375          17,070,942
Completel Europe NV, 14.00% (0% until
2004), 2/15/09                                         7,840           3,959,200
Esat Telecom Group PLC, Sr. Notes,
11.875%, 12/1/08                                       2,200           2,574,000
Esat Telecom Group PLC, Sr. Notes,
12.50% (0% until 2002), 2/1/07                         1,440           1,303,200
Esprit Telecom Group PLC, Sr. Notes,
10.875%, 6/15/08                                       8,825           7,898,375
Esprit Telecom Group PLC, Sr. Notes,
11.50%, 12/15/07                                      12,600          11,529,000
                                                 PRINCIPAL
                                                 AMOUNT
SECURITY                                         (000'S OMITTED)  VALUE
--------------------------------------------------------------------------------

Wireline Communication Services -
International (continued)
--------------------------------------------------------------------------------
Flag Telecom Holdings Ltd., Sr. Notes,
11.625%, 3/30/10(1)                       EUR       $  5,895      $    5,479,989
Global Crossing Holding Ltd., Sr. Notes,
9.125%, 11/15/06(1)                                   10,500          10,027,500
Global TeleSystems Group, Inc.,
11.00%, 12/1/09                           EUR          3,750           3,439,185
Globenet Communication Group Ltd., Sr.
Notes, 13.00%, 7/15/07                                 6,625           6,558,750
GT Group Telecom, 13.25% (0% until
2005), 2/1/10(1)                                      13,900           7,714,500
Jazztel PLC, 14.00%, 4/1/09                            2,000           2,050,000
Jazztel PLC, Sr. Notes,
13.25%, 12/15/09(1)                       EUR          5,813           5,765,870
Level 3 Communications, Inc., Sr. Disc.
Notes, 12.875% (0% until 2005),
3/15/10(1)                                             2,250           1,130,625
Level 3 Communications, Inc., Sr. Notes,
10.75%, 3/15/08(1)                        EUR          7,000           6,514,046
Primus Telecom Group, Sr. Notes,
11.25%, 1/15/09                                        3,750           3,543,750
Primus Telecom Group, Sr. Notes,
11.75%, 8/1/04                                         4,600           4,393,000
RSL Communications PLC, Guaranteed Sr.
Notes, 10.50%, 11/15/08                                2,000           1,700,000
RSL Communications PLC, Sr. Notes,
12.25%, 11/15/06                                       4,190           4,148,100
Tele1 Europe BV, Sr. Notes,
11.875%, 12/1/09(1)                       EUR          7,406           7,310,466
Tele1 Europe BV, Sr. Notes,
13.00%, 5/15/09                                        3,050           3,141,500
Versatel Telecom BV, Sr. Notes,
11.875%, 7/15/09                                       2,045           2,039,888
Versatel Telecom BV, Sr. Notes,
13.25%, 5/15/08                                        9,010           9,392,925
Versatel Telecom BV, Sr. Notes,
13.25%, 5/15/08                                        6,160           6,421,800
Viatel, Inc., Sr. Disc. Notes, 12.50%
(0% until 2003), 4/15/08                               6,415           3,544,288
Viatel, Inc., Sr. Notes,
11.25%, 4/15/08                                        1,805           1,669,625
Viatel, Inc., Sr. Notes,
11.50%, 3/15/09                                        9,550           8,977,000
--------------------------------------------------------------------------------
                                                                  $  152,919,334
--------------------------------------------------------------------------------
Wireline Communication Services -
North America -- 5.1%
--------------------------------------------------------------------------------
Allegiance Telecom, Inc., Sr. Notes,
12.875%, 5/15/08                                    $ 10,755      $   11,830,500
Focal Communications Corp., Sr. Notes,
11.875%, 1/15/10(1)                                    3,275           3,291,375

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH INCOME PORTFOLIO AS OF MARCH 31, 2000

PORTFOLIO OF INVESTMENTS CONT'D

(EXPRESSED IN UNITED STATES DOLLARS)

                                                 PRINCIPAL
                                                 AMOUNT
SECURITY                                         (000'S OMITTED)  VALUE
--------------------------------------------------------------------------------
Wireline Communication Services -
North America (continued)
--------------------------------------------------------------------------------
GST Equipment Funding, Sr. Notes,
13.25%, 5/1/07                                      $  4,125      $    2,887,500
GST Telecommunications, Sr. Sub. Notes,
12.75%, 11/15/07                                       3,700           3,089,500
ICG Holdings, Inc., 12.50% (0% until
2001), 5/1/06                                          6,325           5,170,688
Intermedia Communications, Inc., Sr.
Disc. Notes, 12.25% (0% until 2004),
3/1/09                                                 6,750           4,083,750
MGC Communications, Inc., Sr. Notes,
13.00%, 4/1/10(1)                                     10,550          10,233,500
Nextlink Communications, Inc., Sr. Disc.
Notes, 12.125% (0% until 2004),
12/1/09(1)                                            16,900           8,957,000
Nextlink Communications, Inc., Sr.
Notes, 12.50%, 4/15/06                                 6,720           6,955,200
Nextlink Communications, Sr. Notes,
10.50%, 12/1/09(1)                                       250             238,125
World Access, Inc., Sr. Notes,
13.25%, 1/15/08                                        3,845           3,364,375
--------------------------------------------------------------------------------
                                                                  $   60,101,513
--------------------------------------------------------------------------------
Total Corporate Bonds & Notes
   (identified cost, $1,064,263,641)                              $  977,174,288
--------------------------------------------------------------------------------

COMMON STOCKS, WARRANTS AND RIGHTS -- 2.8%

SECURITY                                         SHARES           VALUE
--------------------------------------------------------------------------------
Broadcasting and Cable -- 0.1%
--------------------------------------------------------------------------------
Ono Finance PLC, Warrants(2)(3)                       10,870      $            0
Ono Finance PLC, Warrants(2)(3)                        3,800                   0
Pegasus Communications Corp., Common                  10,919           1,535,823
UIH Australia/Pacific, Inc.,
Warrants(2)(3)                                         3,600      $      115,200
--------------------------------------------------------------------------------
                                                                  $    1,651,023
--------------------------------------------------------------------------------
Chemicals -- 0.0%
--------------------------------------------------------------------------------
Sterling Chemicals Holdings, Inc.,
Common(2)                                              9,600      $       53,991
--------------------------------------------------------------------------------
                                                                  $       53,991
--------------------------------------------------------------------------------
Consumer Products -- 0.0%
--------------------------------------------------------------------------------
HF Holdings, Inc., Warrants(2)(3)                     13,600      $            0
--------------------------------------------------------------------------------
                                                                  $            0
--------------------------------------------------------------------------------
SECURITY                                         SHARES           VALUE
--------------------------------------------------------------------------------
Electronic Equipment -- 0.0%
--------------------------------------------------------------------------------
Jordan Telecommunications, Deferred
Contingent Cash Rights(2)(3)                           2,500      $            0
--------------------------------------------------------------------------------
                                                                  $            0
--------------------------------------------------------------------------------
Information Technology Services -- 0.0%
--------------------------------------------------------------------------------
Cybernet Internet Services
International, Inc., Warrants(2)(3)                    4,825      $       57,900
Diva Systems Corp., Warrants(2)(3)                    27,000                   0
Verio, Inc., Common(2)                                 9,134             411,601
--------------------------------------------------------------------------------
                                                                  $      469,501
--------------------------------------------------------------------------------
Lodging and Gaming -- 0.0%
--------------------------------------------------------------------------------
Peninsula Gaming LLC, Warrants(2)(3)                  25,351      $      152,107
--------------------------------------------------------------------------------
                                                                  $      152,107
--------------------------------------------------------------------------------
Oil and Gas - Equipment and Services -- 0.2%
--------------------------------------------------------------------------------
Key Energy Services, Inc.,
Warrants(2)(3)                                         1,900      $      171,000
R&B Falcon Corp., Warrants(2)                          5,400           1,728,000
--------------------------------------------------------------------------------
                                                                  $    1,899,000
--------------------------------------------------------------------------------
Semiconductors -- 0.1%
--------------------------------------------------------------------------------
Intersil Corp., Warrants(2)(3)(4)                      1,250      $      717,151
--------------------------------------------------------------------------------
                                                                  $      717,151
--------------------------------------------------------------------------------
Wireline Communication Services -
International -- 2.2%
--------------------------------------------------------------------------------
Carrier1 International SA,
Warrants(2)(3)(4)                                     16,375      $    8,339,607
Completel Europe NV, Warrants(2)(3)                   78,400           5,488,000
Esat Telecom Group PLC, Common                        16,552             712,925
Jazztel PLC, Warrants(3)(4)                           10,000           2,479,930
Primus Telecom Group, Warrants, Exp.
8/1/04(2)(3)                                           4,600             325,993
Tele1 Europe Holding AB-ADR, Common                   56,270           1,076,164
Versatel Telecom BV, Warrants(2)(3)(4)                14,000           7,962,533
--------------------------------------------------------------------------------
                                                                  $   26,385,152
--------------------------------------------------------------------------------
Wireline Communication Services -
North America -- 0.2%
--------------------------------------------------------------------------------
MGC Communications, Inc., Warrants, Exp.
10/1/04(2)(4)                                          5,680      $    1,900,653

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH INCOME PORTFOLIO AS OF MARCH 31, 2000

PORTFOLIO OF INVESTMENTS CONT'D

(EXPRESSED IN UNITED STATES DOLLARS)

SECURITY                                         SHARES           VALUE
--------------------------------------------------------------------------------

Wireline Communication Services -
North America (continued)
--------------------------------------------------------------------------------
World Access, Inc., Common                          $ 11,579      $      221,448
--------------------------------------------------------------------------------
                                                                  $    2,122,101
--------------------------------------------------------------------------------
Total Common Stocks, Warrants and Rights
   (identified cost, $3,405,998)                                  $   33,450,026
--------------------------------------------------------------------------------

PREFERRED STOCKS -- 8.9%

SECURITY                                         SHARES           VALUE
--------------------------------------------------------------------------------
Apparel -- 0.0%
--------------------------------------------------------------------------------
Cluett American Corp., 12.50%                            337      $        6,730
--------------------------------------------------------------------------------
                                                                  $        6,730
--------------------------------------------------------------------------------
Broadcasting and Cable -- 3.1%
--------------------------------------------------------------------------------
Adelphia Communications Corp., 13%                    48,000      $    5,136,000
CSC Holdings, Inc., Series M, 11.125%
(PIK)                                                137,790          14,605,740
Granite Broadcasting Corp., 12.75% (PIK)               7,125           7,125,000
Pegasus Communications Corp., 12.75%
(PIK)                                                  9,737          10,321,220
--------------------------------------------------------------------------------
                                                                  $   37,187,960
--------------------------------------------------------------------------------
Business Services - Rental & Leasing -- 0.8%
--------------------------------------------------------------------------------
Crown Castle International Corp., 12.75%
(PIK)                                                  9,358      $    9,358,000
--------------------------------------------------------------------------------
                                                                  $    9,358,000
--------------------------------------------------------------------------------
Machinery -- 0.0%
--------------------------------------------------------------------------------
MMH Holdings, Inc., 12% (PIK)                          1,940      $       19,400
--------------------------------------------------------------------------------
                                                                  $       19,400
--------------------------------------------------------------------------------
Oil and Gas - Equipment and Services -- 0.9%
--------------------------------------------------------------------------------
R&B Falcon Corp., 13.875% (PIK)                        9,881      $   10,869,100
--------------------------------------------------------------------------------
                                                                  $   10,869,100
--------------------------------------------------------------------------------
Wireless Communication Services -- 1.7%
--------------------------------------------------------------------------------
Dobson Communications Corp., 12.25%
(PIK)                                                  1,839      $    1,820,610
Nextel Communications, Inc., 11.125%
(PIK)                                                  5,982           5,742,720
Rural Cellular Corp., 11.375% (PIK)                    7,264           7,336,640
Rural Cellular Corp., 12.25%                           4,800           4,800,000
--------------------------------------------------------------------------------
                                                                  $   19,699,970
--------------------------------------------------------------------------------
SECURITY                                         SHARES           VALUE
--------------------------------------------------------------------------------
Wireline Communication Services -
International -- 1.0%
--------------------------------------------------------------------------------
Global Crossing Holding Ltd., 10.5%
(PIK)                                                 11,700      $   11,700,000
--------------------------------------------------------------------------------
                                                                  $   11,700,000
--------------------------------------------------------------------------------
Wireline Communication Services -
North America -- 1.4%
--------------------------------------------------------------------------------
Intermedia Communications, Inc., 7%                  135,000      $    6,480,000
IXC Communications, Inc., Series B,
12.5%                                                  9,547          10,119,820
Nextlink Communications, Inc., 14% (PIK)                 868              45,136
--------------------------------------------------------------------------------
                                                                  $   16,644,956
--------------------------------------------------------------------------------
Total Preferred Stocks
   (identified cost, $104,258,666)                                $  105,486,116
--------------------------------------------------------------------------------

COMMERCIAL PAPER -- 3.2%

                                                 PRINCIPAL
                                                 AMOUNT
SECURITY                                         (000'S OMITTED)  VALUE
--------------------------------------------------------------------------------
CIT Group Holdings, Inc., 6.28%, 4/3/00             $ 13,217      $   13,212,389
Prudential Funding Corp., 5.91%, 4/4/00               25,000          24,987,687
--------------------------------------------------------------------------------
Total Commercial Paper
   (at amortized cost, $38,200,075)                               $   38,200,076
--------------------------------------------------------------------------------
Total Investments -- 97.4%
   (identified cost, $1,210,128,380)                              $1,154,310,506
--------------------------------------------------------------------------------
Other Assets, Less Liabilities -- 2.6%                            $   30,687,429
--------------------------------------------------------------------------------
Net Assets -- 100.0%                                              $1,184,997,935
--------------------------------------------------------------------------------

 (PIK) - Payment in kind.

 EUR - Euro Dollar

 GBP - British Pound
 (1) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
 (2)  Non-income producing security.
 (3)  Restricted security.
 (4) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH INCOME PORTFOLIO AS OF MARCH 31, 2000

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF MARCH 31, 2000
(EXPRESSED IN UNITED STATES DOLLARS)
Assets
--------------------------------------------------------
Investments, at value (identified cost,
   $1,210,128,380)                        $1,154,310,506
Cash                                               6,958
Foreign currency, at value (identified
   cost, $1,174,207)                           1,105,349
Receivable for investments sold               12,161,356
Interest receivable                           27,393,984
Receivable for open forward foreign
   currency contracts                          2,591,729
--------------------------------------------------------
TOTAL ASSETS                              $1,197,569,882
--------------------------------------------------------
Liabilities
--------------------------------------------------------
Payable for investments purchased         $   12,497,495
Accrued expenses                                  74,452
--------------------------------------------------------
TOTAL LIABILITIES                         $   12,571,947
--------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $1,184,997,935
--------------------------------------------------------
Sources of Net Assets
--------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $1,238,453,366
Net unrealized depreciation (computed on
   the basis of identified cost)             (53,455,431)
--------------------------------------------------------
TOTAL                                     $1,184,997,935
--------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
MARCH 31, 2000
(EXPRESSED IN UNITED STATES DOLLARS)
Investment Income
------------------------------------------------------
Interest                                  $111,585,707
Dividends                                   11,271,175
Miscellaneous                                1,579,587
------------------------------------------------------
TOTAL INVESTMENT INCOME                   $124,436,469
------------------------------------------------------

Expenses
------------------------------------------------------
Investment adviser fee                    $  6,676,593
Trustees fees and expenses                      32,571
Custodian fee                                  315,994
Legal and accounting services                  125,602
Amortization of organization expenses              736
Miscellaneous                                   10,884
------------------------------------------------------
TOTAL EXPENSES                            $  7,162,380
------------------------------------------------------

NET INVESTMENT INCOME                     $117,274,089
------------------------------------------------------

Realized and Unrealized Gain (Loss)
------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $  9,220,755
   Foreign currency and forward foreign
      currency exchange
      contract transactions                  5,668,832
------------------------------------------------------
NET REALIZED GAIN                         $ 14,889,587
------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $(53,816,671)
   Foreign currency and forward foreign
      currency exchange contracts            2,362,443
------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $(51,454,228)
------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $(36,564,641)
------------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $ 80,709,448
------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH INCOME PORTFOLIO AS OF MARCH 31, 2000

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

(EXPRESSED IN UNITED STATES DOLLARS)

INCREASE (DECREASE)                       YEAR ENDED      YEAR ENDED
IN NET ASSETS                             MARCH 31, 2000  MARCH 31, 1999
------------------------------------------------------------------------
From operations --
   Net investment income                  $  117,274,089  $   99,349,959
   Net realized gain (loss)                   14,889,587     (13,513,235)
   Net change in unrealized
      appreciation (depreciation)            (51,454,228)    (53,977,702)
------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $   80,709,448  $   31,859,022
------------------------------------------------------------------------
Capital transactions --
   Contributions                          $  465,123,511  $  376,878,683
   Withdrawals                              (400,057,623)   (330,015,816)
------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                   $   65,065,888  $   46,862,867
------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                $  145,775,336  $   78,721,889
------------------------------------------------------------------------

Net Assets
------------------------------------------------------------------------
At beginning of year                      $1,039,222,599  $  960,500,710
------------------------------------------------------------------------
AT END OF YEAR                            $1,184,997,935  $1,039,222,599
------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH INCOME PORTFOLIO AS OF MARCH 31, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                       YEAR ENDED MARCH 31,
                                  ---------------------------------------------------------------
                                     2000          1999         1998         1997         1996
-------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                           0.64%         0.65%         0.63%        0.67%        0.71%
   Net investment income             10.54%        10.23%         9.63%       10.02%       10.41%
   Portfolio Turnover                  113%          150%          137%          78%          88%
-------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                       $1,184,998    $1,039,223    $960,501     $706,711     $511,347
-------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

HIGH INCOME PORTFOLIO AS OF MARCH 31, 2000

NOTES TO FINANCIAL STATEMENTS

(EXPRESSED IN UNITED STATES DOLLARS)

1 Significant Accounting Policies
-------------------------------------------
   High Income Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a diversified open-end management investment company which was organized as a trust under the laws of the State of New York on May 1, 1992. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuations -- Investments listed on securities exchanges or in the NASDAQ National Market are valued at closing sale prices. Listed or unlisted investments for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. Fixed income investments (other than short-term obligations), including listed investments and investments for which price quotations are available, will normally be valued on the basis of market valuations furnished by a pricing service. Financial futures contracts listed on commodity exchanges are valued at closing settlement prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which there are no quotations or valuations are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount when required for federal income tax purposes. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

 C Income Taxes -- The Portfolio has elected to be treated as a partnership for United States Federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net taxable investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

 D Deferred Organization Expenses -- Costs incurred by the Portfolio in connection with its organization were amortized on the straight-line basis over five years and are fully amortized at March 31, 2000

 E Financial Futures Contracts -- Upon the entering of a financial futures contract, the Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest rates. Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

 F Foreign Currency Translation -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

 G Forward Foreign Currency Exchange Contracts -- The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any

HIGH INCOME PORTFOLIO AS OF MARCH 31, 2000

NOTES TO FINANCIAL STATEMENTS CONT'D

(EXPRESSED IN UNITED STATES DOLLARS)

   gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed.

 H Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expense during the reporting period. Actual results could differ from those estimated.

 I Other -- Investment transactions are accounted for on a trade date basis.
   Realized gains and losses are computed based on the specific identification of the securities sold.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the year ended March 31, 2000, the fee was equivalent to 0.60% of the Portfolio's average daily net assets and amounted to $6,676,593. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain officers and Trustees of the Portfolio are officers of the above organizations. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a portion of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended March 31, 2000, no significant amounts have been deferred.

3 Investments
-------------------------------------------
   The Portfolio invests primarily in debt securities. The ability of the issuers of the debt securities held by the Portfolio to meet their obligations may be affected by economic developments in a specific industry. Purchases and sales of investments, other than U.S. Government securities and short-term obligations, aggregated $1,342,179,050 and $1,190,195,622, respectively, for the year ended
   March 31, 2000.

4 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the year ended March 31, 2000.

5 Financial Instruments
-------------------------------------------
   The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at March 31, 2000 is as follows:

   FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

                                      SALES
    -------------------------------------------------------------------------
    SETTLEMENT                               IN EXCHANGE FOR   NET UNREALIZED
    DATE(S)       DELIVER                   (IN U.S. DOLLARS)   APPRECIATION
    -------------------------------------------------------------------------
    4/17/00 -     British Pound Sterling
    5/22/00       11,831,425                    19,320,911          442,324
    4/17/00 -     Euro Dollar
    6/19/00       75,928,930                    75,149,088        2,192,421
    -------------------------------------------------------------------------
                                               $94,469,999       $2,634,745
    -------------------------------------------------------------------------

HIGH INCOME PORTFOLIO AS OF MARCH 31, 2000

NOTES TO FINANCIAL STATEMENTS CONT'D

(EXPRESSED IN UNITED STATES DOLLARS)

                                    PURCHASES
    -------------------------------------------------------------------------
    SETTLEMENT                                   DELIVER       NET UNREALIZED
    DATE(S)       IN EXCHANGE FOR           (IN U.S. DOLLARS)   DEPRECIATION
    -------------------------------------------------------------------------
    4/17/00       British Pound Sterling
                  5,646,781                      9,043,212          (33,522)
    4/17/00       Euro Dollar
                  4,301,833                      4,136,922           (9,494)
    -------------------------------------------------------------------------
                                               $13,180,134       $  (43,016)
    -------------------------------------------------------------------------

6 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at March 31, 2000 as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $1,210,555,535
    --------------------------------------------------------
    Gross unrealized appreciation             $   47,379,868
    Gross unrealized depreciation               (103,698,771)
    --------------------------------------------------------
    NET UNREALIZED DEPRECIATION               $  (56,318,903)
    --------------------------------------------------------

7 Restricted Securities
-------------------------------------------
   At March 31, 2000, the Portfolio owned the following securities (representing 2.18% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The fair value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

                          DATE OF
    DESCRIPTION           ACQUISITION   SHARES/FACE  COST        FAIR VALUE
    ------------------------------------------------------------------------
    COMMON STOCKS, WARRANTS AND RIGHTS
    ------------------------------------------------------------------------
    Carrier1              9/09/99 -          16,375  $1,593,750  $ 8,339,607
     International SA,    2/25/00
     Warrants
    Completel Europe NV,  10/19/99           78,400           0    5,488,000
     Warrants
    Cybernet Internet     10/20/99 -          4,825     195,000       57,900
     Services             10/28/99
     International,
     Inc., Warrants
    Diva Systems Corp.,   12/30/98 -         27,000          90            0
     Warrants             9/21/99
    HF Holdings, Inc.,    9/24/97 -          13,600     730,314            0
     Warrants             8/04/98
    Intersil Corp.,       12/10/99            1,250           0      717,151
     Warrants
    Jazztel PLC,          5/19/99            10,000           0    2,479,930
     Warrants
    Jordan                3/22/00             2,500           0            0
     Telecommunications,
     Deferred Contingent
     Cash Rights
    Key Energy Services,  7/22/99             1,900      28,500      171,000
     Inc., Warrants
    Ono Finance PLC,      10/12/99 -         14,670           0            0
     Warrants             11/5/99
    Peninsula Gaming      7/08/99            25,351           0      152,107
     LLC, Warrants
    Primus Telecom        10/31/97            4,600           0      325,993
     Group, Warrants,
     Exp. 8/1/04
    UIH                   3/05/98             3,600           0      115,200
     Australia/Pacific,
     Inc., Warrants
    Versatel Telecom BV,  8/11/98 -          14,000           0    7,962,533
     Warrants             1/29/99
    ------------------------------------------------------------------------
                                                     $2,547,654  $25,809,421
    ------------------------------------------------------------------------

HIGH INCOME PORTFOLIO AS OF MARCH 31, 2000

INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND INVESTORS
OF HIGH INCOME PORTFOLIO:
---------------------------------------------

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of High Income Portfolio (the Portfolio) as of March 31, 2000, and the related statement of operations for the year then ended, the statements of changes in net assets for the years ended March 31, 2000 and 1999 and the supplementary data for each of the years in the five-year period ended (all expressed in United States dollars). These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities held as of March 31, 2000 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data present fairly, in all material respects, the financial position of the Portfolio at March 31, 2000, the results of its operations, the changes in its net assets and the supplementary data for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
April 28, 2000

EATON VANCE HIGH INCOME FUND AS OF MARCH 31, 2000

INVESTMENT MANAGEMENT

HIGH INCOME PORTFOLIO

Officers

James B. Hawkes
President and Trustee

Thomas P. Huggins
Vice President and
Co-Portfolio Manager

Michael W. Weilheimer
Vice President and
Co-Portfolio Manager

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Executive Officer,
United Asset Management Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant